INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
U.S.	$197,545	$(74,360)	$269,267
Foreign	12,022	46,054	36,304
Total	$209,567	$(28,306)	$305,571

Schedule of Components of Income Tax Expense (Benefit)

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Current income tax (benefit) provision:
Federal	$(29,176)	$(1,117)	$(1,187)
State	2,253	197	1,514
Foreign	(176)	3,201	4,108
Current income tax (benefit) provision	(27,099)	2,281	4,435

Deferred income tax (benefit) provision:
Federal	(20,054)	(51,952)	20,156
State	(7,726)	(10,645)	(7,272)
Foreign	(4,140)	(173)	(4,119)
Deferred income tax (benefit) provision	(31,920)	(62,770)	8,765
Income tax (benefit) provision	$(59,019)	$(60,489)	$13,200

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2020	2019

	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$404,807	$201,766
Stock-based compensation	44,926	62,566
Long-term lease liabilities	58,800	42,486
Tax credit carryforwards	48,936	38,066
Accrued expenses	20,490	12,911
Other	34,024	21,039
Total deferred tax assets	611,983	378,834
Less: valuation allowance	(113,684)	(92,990)
Net deferred tax assets	498,299	285,844

Deferred tax liabilities:
Investment in subsidiaries	(242,537)	(240,420)
Investment in MGM Resorts International	(197,998)	—
Right-of-use assets	(43,418)	(29,654)
Intangible assets	(30,094)	(28,488)
Other	(34,639)	(31,534)
Total deferred tax liabilities	(548,686)	(330,096)
Net deferred tax liabilities	$(50,387)	$(44,252)

Schedule of Effective Income Tax Rate Reconciliation

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Income tax provision (benefit) at the federal statutory rate of 21%	$44,009	$(5,944)	$64,170
State income taxes, net of effect of federal tax benefit	15,936	(277)	5,188
Stock-based compensation	(167,998)	(56,871)	(39,326)
Non-deductible goodwill impairment	53,012	—	—
Non-deductible executive compensation	14,219	7,409	2,983
Change in valuation allowance on capital losses	11,385	(5,815)	(1,280)
Research credit	(7,407)	(5,105)	(3,167)
Amortizable tax basis related to intercompany transaction	(7,044)	—	—
Non-deductible expenses	6,556	5,460	1,727
Change in judgement on beginning of the year valuation allowance	(3,544)	—	—
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(2,591)	138	42
Deferred tax adjustment for enacted changes in tax laws and rates	(14,579)	(687)	(13,646)
Other, net	(973)	1,203	(3,491)
Income tax (benefit) provision	$(59,019)	$(60,489)	$13,200

Schedule of Income Tax Contingencies

	December 31,
	2020	2019	2018

	(In thousands)
Balance at January 1	$18,060	$15,451	$14,528
Additions based on tax positions related to the current year	3,977	2,781	1,455
Settlements	(4,309)	—	—
Additions for tax positions of prior years	2,781	238	235
Expiration of applicable statutes of limitations	(351)	(410)	(767)
Balance at December 31	$20,158	$18,060	$15,451